UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 3/31/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

                                                        MARCH 31, 2007
--------------------------------------------------------------------------------

                                              A series of Franklin Managed Trust

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                FRANKLIN
          RISING DIVIDENDS FUND                       Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .........................................................   1

SEMIANNUAL REPORT

Franklin Rising Dividends Fund .............................................   3

Performance Summary ........................................................   7

Your Fund's Expenses .......................................................  10

Financial Highlights and Statement of Investments ..........................  12

Financial Statements .......................................................  20

Notes to Financial Statements ..............................................  24

Shareholder Information ....................................................  32

--------------------------------------------------------------------------------

Semiannual Report

Franklin Rising Dividends Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2007.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Rising Dividends Fund - Class A posted a cumulative total return of +4.15%. The Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which gained 7.38% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended March 31, 2007, the U.S. economy advanced at a moderate pace. Gross domestic product (GDP) grew an annualized 2.5% in the fourth quarter of 2006 and an estimated annualized 1.3% in 2007's first quarter. Although GDP rose 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 3/31/07

[The following table was shown as a bar graph in the original copy]

Producer Manufacturing*                                                    27.7%
Health Technology                                                          10.9%
Retail Trade                                                                7.9%
Property-Casualty Insurance                                                 7.6%
Process Industries                                                          6.7%
Consumer Non-Durables                                                       6.0%
Major Banks                                                                 5.5%
Finance, Rental & Leasing                                                   4.6%
Multi-Line Insurance                                                        4.0%
Investment Managers                                                         3.3%
Non-Energy Minerals                                                         2.9%
Life & Health Insurance                                                     2.7%
Commercial Services                                                         2.3%
Consumer Durables                                                           2.0%
Savings Banks                                                               2.0%
Other                                                                       1.4%
Short-Term Investments & Other Net Assets                                   2.5%

* Significant exposure to a single sector may result in the Fund's experiencing greater volatility than a fund with a more broadly diversified portfolio.

Labor markets were upbeat and the unemployment rate decreased from 4.6% to 4.4%, though overall job growth slowed in the face of rising labor costs. 2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned in February and March, and large purchases, including those for vehicles and homes, dropped substantially. Gasoline prices rose in first quarter 2007 as oil hit a six-month high due to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.5% for the 12 months ended March 31, 2007, which was higher than the 2.2% 10-year average. 2

At period-end, the Federal Reserve Board (Fed) was still more concerned with relatively high inflation than an economic slowdown. Risks to growth have increased but not enough for the Fed to change its orientation to fighting inflation. The Fed kept the federal funds target interest rate steady at 5.25% during the period, while also indicating a change in its long-held tightening bias, easing the near-term pressure for potential rate hikes.

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the six months under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. Investors reacted swiftly to market and geopolitical events, especially in regard to China and the Middle East. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +7.04%, and the broader S&P 500 returned +7.38%, while the technology-heavy NASDAQ Composite Index returned +7.65%. 3 Materials, utilities and telecommunications stocks performed particularly well.

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low

2. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report
price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the six months ended March 31, 2007, included Roper Industries, Nucor and West Pharmaceutical Services. Roper reported strong 2006 operating results with double-digit growth in net sales and orders. Roper has increased its dividend for 14 consecutive years. Although Nucor's quarterly earnings declined from a cyclical peak in the third quarter of 2006, they remained near historical highs. Nucor has increased its dividend for 34 consecutive years. West Pharmaceutical also reported solid 2006 operating results highlighted by double-digit core sales growth. West has 14 years of dividend increases.

Three stocks that declined in value during the period were Brady, Freddie Mac and Pfizer. Brady announced weak earnings due to softness in its original equipment manufacturer electronics business. Freddie Mac's stock price appreciated prior to the 2006 election in anticipation of Democratic gains in Congress. Subsequently, its stock price weakened as uncertainty remained concerning legislation that could impact the industry's regulatory climate. Pfizer ended development of Torcetrapib, a cholesterol medicine in late stage clinical trials. However, Pfizer's strong balance sheet and cash flow enabled it to increase its dividend 21%, marking 40 years of dividend increases.

The Fund initiated a significant new position in Wal-Mart Stores. Wal-Mart has a 31-year record of significant and substantial dividend increases and was valued near the low end of its historical price/earnings ratio range at period-end. Wal-Mart has strong cash flow and should, in our opinion, be able to steadily grow its earnings and dividends. Although its sales growth has been weak in recent months, Wal-Mart remains a dominant global retailer. The Fund also significantly increased its positions in two industrial companies, Brady and Dover. Although both companies have solid secular growth prospects, they each have some exposure to the economic cycle. At times during the period, these stocks declined in value amid concerns that industrial production would weaken. Brady has 21 years of dividend increases, while Dover has an impressive 51-year record of increasing its dividend. The Fund also made smaller additions to 17 other positions during the past six months.

During the period, Fund holding Reynolds & Reynolds was acquired by a private buyer for $40 per share in cash, and Mercantile Bankshares was acquired by PNC Financial Services Group for a combination of PNC stock and cash. The Fund also completed the sale of its remaining position in

TOP 10 EQUITY HOLDINGS
3/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Roper Industries Inc.                                                       4.6%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Praxair Inc.                                                                4.6%
  PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Carlisle Cos. Inc.                                                          4.3%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
General Electric Co.                                                        4.1%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
United Technologies Corp.                                                   4.1%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Dover Corp.                                                                 4.1%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
American International Group Inc.                                           4.0%
  MULTI-LINE INSURANCE
--------------------------------------------------------------------------------
Family Dollar Stores Inc.                                                   3.9%
  RETAIL TRADE
--------------------------------------------------------------------------------
The Procter & Gamble Co.                                                    3.9%
  CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                                        3.7%
  RETAIL TRADE
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

Superior Industries, which faced a very challenging competitive environment for its aluminum wheels. We slightly reduced three other positions during the period.

Our 10 largest positions on March 31, 2007, represented 41.3% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 28 years in a row and by 285% in the past 10 years. Their most recent year-over-year dividend increases averaged 14% with a yield of 1.6% on March 31, 2007, and a dividend payout ratio of 26%, based on estimates of calendar year 2007 operating earnings. The average price/earnings ratio was 16.1 times 2007 estimates versus 15.4 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]      /s/ Donald G. Taylor

                     Donald G. Taylor
                     Lead Portfolio Manager

                     William J. Lippman
                     Bruce Baughman
                     Margaret McGee

                     Portfolio Management Team
                     Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 3/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRDPX)                                    CHANGE         3/31/07        9/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.61          $35.64         $36.25
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-3/31/07)
-------------------------------------------------------------------------------------------------
Dividend Income                            $0.9139
-------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0322
-------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.1599
-------------------------------------------------------------------------------------------------
         TOTAL                             $2.1060
-------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FRDBX)                                    CHANGE         3/31/07        9/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.49          $35.30         $35.79
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-3/31/07)
-------------------------------------------------------------------------------------------------
Dividend Income                            $0.6323
-------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0322
-------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.1599
-------------------------------------------------------------------------------------------------
         TOTAL                             $1.8244
-------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRDTX)                                    CHANGE         3/31/07        9/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.52          $35.21         $35.73
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-3/31/07)
-------------------------------------------------------------------------------------------------
Dividend Income                            $0.6605
-------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0322
-------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.1599
-------------------------------------------------------------------------------------------------
         TOTAL                             $1.8526
-------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FRDRX)                                    CHANGE         3/31/07        9/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.59          $35.52         $36.11
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-3/31/07)
-------------------------------------------------------------------------------------------------
Dividend Income                            $0.8267
-------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0322
-------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.1599
-------------------------------------------------------------------------------------------------
         TOTAL                             $2.0188
-------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRDAX)                              CHANGE         3/31/07        9/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.65          $35.59         $36.24
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-3/31/07)
-------------------------------------------------------------------------------------------------
Dividend Income                            $0.9958
-------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0322
-------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.1599
-------------------------------------------------------------------------------------------------
         TOTAL                             $2.1879
-------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------------------
CLASS A                                             6-MONTH           1-YEAR            5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +4.15%           +8.65%           +45.16%           +166.97%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                         -1.83%           +2.40%            +6.47%             +9.67%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                        $9,817          $10,240           $13,684            $25,162
-----------------------------------------------------------------------------------------------------------------------
        Total Annual Operating Expenses 4                     1.02%
-----------------------------------------------------------------------------------------------------------------------
CLASS B                                             6-MONTH           1-YEAR            5-YEAR       INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +3.74%           +7.84%           +40.64%            +84.36%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                         -0.21%           +3.84%            +6.75%             +7.70%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                        $9,979          $10,384           $13,864            $18,436
-----------------------------------------------------------------------------------------------------------------------
        Total Annual Operating Expenses 4                     1.78%
-----------------------------------------------------------------------------------------------------------------------
CLASS C                                             6-MONTH           1-YEAR            5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +3.74%           +7.82%           +40.63%           +151.82%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +2.76%           +6.82%            +7.06%             +9.68%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $10,276          $10,682           $14,063            $25,182
-----------------------------------------------------------------------------------------------------------------------
        Total Annual Operating Expenses 4                     1.76%
-----------------------------------------------------------------------------------------------------------------------
CLASS R                                             6-MONTH           1-YEAR            5-YEAR       INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +3.98%           +8.36%           +44.21%            +59.56%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +3.98%           +8.36%            +7.60%             +9.32%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $10,398          $10,836           $14,421            $15,956
-----------------------------------------------------------------------------------------------------------------------
        Total Annual Operating Expenses 4                     1.28%
-----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                                     6-MONTH           1-YEAR            5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                             +4.28%           +8.91%           +45.66%           +167.88%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +4.28%           +8.91%            +7.81%            +10.36%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $10,428          $10,891           $14,566            $26,788
-----------------------------------------------------------------------------------------------------------------------
        Total Annual Operating Expenses 4                     0.78%
-----------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

5. Effective 10/3/05, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/2/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +23.68% and +15.33%.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT        ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                           VALUE 10/1/06           VALUE 3/31/07     PERIOD* 10/1/06-3/31/07
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000                $1,041.50                 $5.09
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000                $1,019.95                 $5.04
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000                $1,037.40                 $8.84
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000                $1,016.26                 $8.75
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000                $1,037.40                 $8.89
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000                $1,016.21                 $8.80
-------------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000                $1,039.80                 $6.31
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000                $1,018.75                 $6.24
-------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000                $1,042.80                 $3.78
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000                $1,021.19                 $3.78
-------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.00%; B: 1.74%; C: 1.75%; R: 1.24%; and Advisor Class: 0.75%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Franklin Managed Trust

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                          -----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2007                            YEAR ENDED SEPTEMBER 30,
CLASS A                                      (UNAUDITED)         2006           2005           2004           2003          2002
                                          -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ...     $    36.25       $    31.14     $    30.58     $    27.03     $    22.87    $    22.71
                                             --------------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...............           0.67             0.44           0.29           0.35           0.16          0.13

 Net realized and unrealized gains
  (losses) .............................           0.82             5.20           0.81           3.40           4.16          0.87
                                             --------------------------------------------------------------------------------------
Total from investment operations .......           1.49             5.64           1.10           3.75           4.32          1.00
                                             --------------------------------------------------------------------------------------
Less distributions from:

 Net investment income .................          (0.91)           (0.35)         (0.30)         (0.16)         (0.07)        (0.11)

 Net realized gains ....................          (1.19)           (0.18)         (0.24)         (0.04)         (0.09)        (0.73)
                                             --------------------------------------------------------------------------------------
Total distributions ....................          (2.10)           (0.53)         (0.54)         (0.20)         (0.16)        (0.84)
                                             --------------------------------------------------------------------------------------
Redemption fees ........................             -- d             -- d           -- d           -- d           --            --
                                             --------------------------------------------------------------------------------------
Net asset value, end of period .........     $    35.64       $    36.25     $    31.14     $    30.58     $    27.03    $    22.87
                                             ======================================================================================

Total return c .........................           4.15%           18.26%          3.60%         13.86%         18.98%         4.27%

RATIOS TO AVERAGE NET ASSETS

 Expenses ..............................           1.00% e,f        1.00% f        1.09% f        1.25% f        1.37%         1.36%

 Net investment income .................           3.68% e          1.32%          0.92%          1.17%          0.62%         0.51%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ......     $1,980,501       $1,741,181     $1,480,742     $1,285,585     $  832,195    $  502,150

Portfolio turnover rate ................           3.63%            7.58%          3.58%          3.42%          4.23%         5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                 MARCH 31, 2007                       YEAR ENDED SEPTEMBER 30,
CLASS B                                            (UNAUDITED)       2006          2005          2004          2003         2002
                                                ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)

Net asset value, beginning of period ..........     $  35.79       $  30.74      $  30.25      $  26.81      $  22.75     $  22.62
                                                    ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.54           0.19          0.07          0.19          0.02           --

 Net realized and unrealized gains (losses) ...         0.79           5.13          0.81          3.36          4.14         0.88
                                                    ------------------------------------------------------------------------------
Total from investment operations ..............         1.33           5.32          0.88          3.55          4.16         0.88
                                                    ------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................        (0.63)         (0.09)        (0.15)        (0.07)        (0.01)       (0.02)

 Net realized gains ...........................        (1.19)         (0.18)        (0.24)        (0.04)        (0.09)       (0.73)
                                                    ------------------------------------------------------------------------------
Total distributions ...........................        (1.82)         (0.27)        (0.39)        (0.11)        (0.10)       (0.75)
                                                    ------------------------------------------------------------------------------
Redemption fees ...............................           -- d           -- d          -- d          -- d          --           --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ................     $  35.30       $  35.79      $  30.74      $  30.25      $  26.81     $  22.75
                                                    ==============================================================================

Total return c ................................         3.74%         17.42%         2.89%        13.26%        18.33%        3.78%

RATIOS TO AVERAGE NET ASSETS

 Expenses .....................................         1.74% e,f      1.76% f       1.78% f       1.79% f       1.92%        1.93%

 Net investment income (loss) .................         2.93% e        0.56%         0.23%         0.63%         0.07%       (0.06)%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $284,099       $289,640      $291,714      $292,322      $176,837     $ 45,522

Portfolio turnover rate .......................         3.63%          7.58%         3.58%         3.42%         4.23%        5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  MARCH 31, 2007                        YEAR ENDED SEPTEMBER 30,
CLASS C                                             (UNAUDITED)       2006          2005          2004          2003         2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)

Net asset value, beginning of period ...........    $  35.73        $  30.69      $  30.21      $  26.77      $  22.72     $  22.60
                                                    -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .......................        0.53            0.19          0.07          0.19          0.02         0.01

 Net realized and unrealized gains (losses) ....        0.80            5.13          0.80          3.36          4.13         0.86
                                                    -------------------------------------------------------------------------------
Total from investment operations ...............        1.33            5.32          0.87          3.55          4.15         0.87
                                                    -------------------------------------------------------------------------------
Less distributions from:

 Net investment income .........................       (0.66)          (0.10)        (0.15)        (0.07)        (0.01)       (0.02)

 Net realized gains ............................       (1.19)          (0.18)        (0.24)        (0.04)        (0.09)       (0.73)
                                                    -------------------------------------------------------------------------------
Total distributions ............................       (1.85)          (0.28)        (0.39)        (0.11)        (0.10)       (0.75)
                                                    -------------------------------------------------------------------------------
Redemption fees ................................          -- d            -- d          -- d          -- d          --           --
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................    $  35.21        $  35.73      $  30.69      $  30.21      $  26.77     $  22.72
                                                    ===============================================================================

Total return c .................................        3.74%          17.41%         2.89%        13.26%        18.30%        3.72%

RATIOS TO AVERAGE NET ASSETS

 Expenses ......................................        1.75% e,f       1.74% f       1.77% f       1.79% f       1.93%        1.85%

 Net investment income .........................        2.92% e         0.58%         0.24%         0.63%         0.06%        0.02%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............    $611,708        $566,357      $523,687      $475,176      $289,700     $ 94,734

Portfolio turnover rate ........................        3.63%           7.58%         3.58%         3.42%         4.23%        5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2007                              YEAR ENDED SEPTEMBER 30,
CLASS R                                             (UNAUDITED)         2006         2005         2004         2003        2002 g
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)

Net asset value, beginning of period ...........      $ 36.11         $ 31.02      $ 30.51      $ 26.97      $ 22.84      $ 24.67
                                                      ---------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .......................         0.63            0.35         0.23         0.35         0.14         0.11

 Net realized and unrealized gains (losses) ....         0.80            5.19         0.81         3.39         4.15        (1.85)
                                                      ---------------------------------------------------------------------------
Total from investment operations ...............         1.43            5.54         1.04         3.74         4.29        (1.74)
                                                      ---------------------------------------------------------------------------
Less distributions from:

 Net investment income .........................        (0.83)          (0.27)       (0.29)       (0.16)       (0.07)       (0.09)

 Net realized gains ............................        (1.19)          (0.18)       (0.24)       (0.04)       (0.09)          --
                                                      ---------------------------------------------------------------------------
Total distributions ............................        (2.02)          (0.45)       (0.53)       (0.20)       (0.16)       (0.09)
                                                      ---------------------------------------------------------------------------
Redemption fees ................................           -- d            -- d         -- d         -- d         --           --
                                                      ---------------------------------------------------------------------------
Net asset value, end of period .................      $ 35.52         $ 36.11      $ 31.02      $ 30.51      $ 26.97      $ 22.84
                                                      ===========================================================================

Total return c .................................         3.98%          17.99%        3.45%       13.82%       18.91%       (7.10)%

RATIOS TO AVERAGE NET ASSETS

 Expenses ......................................         1.24% e,f       1.26% f      1.28% f      1.29% f      1.43%        1.41% e

 Net investment income .........................         3.43% e         1.06%        0.73%        1.13%        0.56%        0.46% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............      $52,858         $46,414      $44,448      $36,510      $19,464      $ 1,774

Portfolio turnover rate ........................         3.63%           7.58%        3.58%        3.42%        4.23%        5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g For the period January 2, 2002 (commencement of operations) to September 30, 2002.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                        ----------------------------------------
                                                        SIX MONTHS ENDED
                                                         MARCH 31, 2007          YEAR ENDED
ADVISOR CLASS                                              (UNAUDITED)      SEPTEMBER 30, 2006 g
                                                        ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ................          $ 36.24               $ 31.13
                                                               -----------------------------
Income from investment operations a:

 Net investment income b ............................             0.64                  0.58

 Net realized and unrealized gains (losses) .........             0.90                  5.14
                                                               -----------------------------
Total from investment operations ....................             1.54                  5.72
                                                               -----------------------------
Less distributions from:

 Net investment income ..............................            (1.00)                (0.43)

 Net realized gains .................................            (1.19)                (0.18)
                                                               -----------------------------
Total distributions .................................            (2.19)                (0.61)
                                                               -----------------------------
Redemption fees .....................................               -- d                  -- d
                                                               -----------------------------
Net asset value, end of period ......................          $ 35.59               $ 36.24
                                                               =============================

Total return c ......................................             4.28%                18.53%

RATIOS TO AVERAGE NET ASSETS

 Expenses ...........................................             0.75% e,f             0.76% e,f

 Net investment income ..............................             3.93% e               1.56% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) ...................          $47,222               $29,949

Portfolio turnover rate .............................             3.63%                 7.58%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period October 3, 2005 (effective date) to September 30, 2006.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Managed Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                                                      SHARES            VALUE
------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.5%
  COMMERCIAL SERVICES 2.3%
  ABM Industries Inc. ..........................................................       851,550     $   22,472,404
  Cintas Corp. .................................................................     1,233,200         44,518,520
  Superior Uniform Group Inc. ..................................................       224,200          2,874,244
                                                                                                   --------------
                                                                                                       69,865,168
                                                                                                   --------------
  CONSUMER DURABLES 2.0%
  Leggett & Platt Inc. .........................................................     2,192,000         49,692,640
  Russ Berrie and Co. Inc. .....................................................       754,819         10,642,948
                                                                                                   --------------
                                                                                                       60,335,588
                                                                                                   --------------
  CONSUMER NON-DURABLES 6.0%
  Alberto-Culver Co. ...........................................................     1,424,050         32,582,264
  McCormick & Co. Inc. .........................................................       749,900         28,886,148
  The Procter & Gamble Co. .....................................................     1,838,400        116,113,344
                                                                                                   --------------
                                                                                                      177,581,756
                                                                                                   --------------
  ELECTRONIC TECHNOLOGY 0.1%
  Cohu Inc. ....................................................................        94,200          1,770,960
                                                                                                   --------------
  FINANCE/RENTAL/LEASING 4.6%
  Fannie Mae ...................................................................       611,500         33,375,670
  Freddie Mac ..................................................................     1,762,900        104,874,921
                                                                                                   --------------
                                                                                                      138,250,591
                                                                                                   --------------
  HEALTH TECHNOLOGY 10.9%
  Becton Dickinson and Co. .....................................................       754,800         58,036,572
  Hillenbrand Industries Inc. ..................................................     1,613,500         95,793,495
  Pfizer Inc. ..................................................................     3,462,600         87,465,276
a West Pharmaceutical Services Inc. ............................................     1,775,200         82,422,536
                                                                                                   --------------
                                                                                                      323,717,879
                                                                                                   --------------
  INSURANCE BROKERS/SERVICES 0.9%
  Arthur J. Gallagher & Co. ....................................................       902,000         25,553,660
                                                                                                   --------------
  INVESTMENT MANAGERS 3.3%
  State Street Corp. ...........................................................     1,508,200         97,655,950
                                                                                                   --------------
  LIFE/HEALTH INSURANCE 2.7%
  AFLAC Inc. ...................................................................     1,689,000         79,484,340
                                                                                                   --------------
  MAJOR BANKS 5.5%
  PNC Financial Services Group Inc. ............................................       264,815         19,058,736
  SunTrust Banks Inc. ..........................................................       723,105         60,046,639
  U.S. Bancorp .................................................................     2,447,303         85,582,186
                                                                                                   --------------
                                                                                                      164,687,561
                                                                                                   --------------
  MULTI-LINE INSURANCE 4.0%
  American International Group Inc. ............................................     1,778,777        119,569,390
                                                                                                   --------------


                                                          Semiannual Report | 17

Franklin Managed Trust

------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                                                      SHARES            VALUE
------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  NON-ENERGY MINERALS 2.9%
  Nucor Corp. ..................................................................     1,317,800     $   85,828,314
                                                                                                   --------------
  PROCESS INDUSTRIES 6.7%
  Bemis Co. Inc. ...............................................................     1,434,989         47,914,283
  Donaldson Co. Inc. ...........................................................       421,100         15,201,710
  Praxair Inc. .................................................................     2,153,400        135,578,064
                                                                                                   --------------
                                                                                                      198,694,057
                                                                                                   --------------
  PRODUCER MANUFACTURING 27.7%
  Brady Corp., A ...............................................................     2,945,355         91,895,076
  Carlisle Cos. Inc. ...........................................................     3,005,000        129,004,650
  Dover Corp. ..................................................................     2,497,300        121,893,213
  General Electric Co. .........................................................     3,484,900        123,226,064
  Graco Inc. ...................................................................       700,171         27,418,696
  Nordson Corp. ................................................................       345,449         16,049,561
  Roper Industries Inc. ........................................................     2,477,000        135,937,760
  Teleflex Inc. ................................................................       816,141         55,554,718
  United Technologies Corp. ....................................................     1,884,500        122,492,500
                                                                                                   --------------
                                                                                                      823,472,238
                                                                                                   --------------
  PROPERTY-CASUALTY INSURANCE 7.6%
  Erie Indemnity Co., A ........................................................     1,652,782         87,217,306
  Mercury General Corp. ........................................................       350,619         18,596,832
  Old Republic International Corp. .............................................     4,239,250         93,772,210
  RLI Corp. ....................................................................       466,283         25,612,925
                                                                                                   --------------
                                                                                                      225,199,273
                                                                                                   --------------
  REGIONAL BANKS 0.4%
  Peoples Bancorp Inc. .........................................................       262,768          6,939,703
  TrustCo Bank Corp. NY ........................................................       678,121          6,496,399
                                                                                                   --------------
                                                                                                       13,436,102
                                                                                                   --------------
  RETAIL TRADE 7.9%
  Family Dollar Stores Inc. ....................................................     3,949,000        116,969,380
b Sally Beauty Holdings Inc. ...................................................     1,091,150         10,027,668
  Wal-Mart Stores Inc. .........................................................     2,320,500        108,947,475
                                                                                                   --------------
                                                                                                      235,944,523
                                                                                                   --------------
  SAVINGS BANKS 2.0%
  Washington Mutual Inc. .......................................................     1,485,050         59,966,319
                                                                                                   --------------
   TOTAL COMMON STOCKS (COST $2,179,079,665) ...................................                    2,901,013,669
                                                                                                   --------------


18 | Semiannual Report

Franklin Managed Trust

------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                                                      SHARES            VALUE
------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $77,645,242) 2.6%
  MONEY MARKET FUND 2.6%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .........    77,645,242     $   77,645,242
                                                                                                   --------------
  TOTAL INVESTMENTS (COST $2,256,724,907) 100.1%                                                    2,978,658,911
   OTHER ASSETS, LESS LIABILITIES (0.1)%                                                               (2,270,874)
                                                                                                   --------------
   NET ASSETS 100.0%                                                                               $2,976,388,037
                                                                                                   ==============

a     See Note 7 regarding holdings of 5% voting securities.

b     Non-income producing for the twelve months ended March 31, 2007.

c See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Managed Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (unaudited)

                                                                 ---------------
                                                                 FRANKLIN RISING
                                                                 DIVIDENDS FUND
                                                                 ---------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ................................    $2,154,895,405
  Cost - Non-controlled affiliated issuers (Note 7) ..........        24,184,260
  Cost - Sweep Money Fund (Note 8) ...........................        77,645,242
                                                                  --------------
  Total cost of investments ..................................    $2,256,724,907
                                                                  ==============
  Value - Unaffiliated issuers ...............................     2,818,591,133
  Value - Non-controlled affiliated issuers (Note 7) .........        82,422,536
  Value - Sweep Money Fund (Note 8) ..........................        77,645,242
                                                                  --------------
  Total value of investments .................................     2,978,658,911
 Receivables:
  Capital shares sold ........................................         6,399,926
  Dividends and interest .....................................         4,909,674
                                                                  --------------
        Total assets .........................................     2,989,968,511
                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased ............................         1,903,771
  Capital shares redeemed ....................................         6,720,384
  Affiliates .................................................         4,850,490
 Accrued expenses and other liabilities ......................           105,829
                                                                  --------------
        Total liabilities ....................................        13,580,474
                                                                  --------------
           Net assets, at value ..............................    $2,976,388,037
                                                                  ==============
Net assets consist of:
 Paid-in capital .............................................    $2,241,127,203
 Undistributed net investment income .........................         5,268,459
 Net unrealized appreciation (depreciation) ..................       721,934,004
 Accumulated net realized gain (loss) ........................         8,058,371
                                                                  --------------
           Net assets, at value ..............................    $2,976,388,037
                                                                  ==============


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Managed Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2007 (unaudited)

                                                                               ---------------
                                                                               FRANKLIN RISING
                                                                               DIVIDENDS FUND
                                                                               ---------------
CLASS A:
 Net assets, at value ......................................................    $1,980,500,780
                                                                                ==============
 Shares outstanding ........................................................        55,576,022
                                                                                ==============
 Net asset value per share a ...............................................    $        35.64
                                                                                ==============
 Maximum offering price per share (net asset value per share / 94.25%) .....    $        37.81
                                                                                ==============
CLASS B:
 Net assets, at value ......................................................    $  284,098,941
                                                                                ==============
 Shares outstanding ........................................................         8,048,123
                                                                                ==============
 Net asset value and maximum offering price per share a ....................    $        35.30
                                                                                ==============
CLASS C:
 Net assets, at value ......................................................    $  611,708,396
                                                                                ==============
 Shares outstanding ........................................................        17,372,772
                                                                                ==============
 Net asset value and maximum offering price per share a ....................    $        35.21
                                                                                ==============
CLASS R:
 Net assets, at value ......................................................    $   52,857,971
                                                                                ==============
 Shares outstanding ........................................................         1,487,990
                                                                                ==============
 Net asset value and maximum offering price per share a ....................    $        35.52
                                                                                ==============
ADVISOR CLASS:
 Net assets, at value ......................................................    $   47,221,949
                                                                                ==============
 Shares outstanding ........................................................         1,326,822
                                                                                ==============
 Net asset value and maximum offering price per share ......................    $        35.59
                                                                                ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Managed Trust

STATEMENT OF OPERATIONS
for the six months ended March 31, 2007 (unaudited)

                                                                              ---------------
                                                                              FRANKLIN RISING
                                                                              DIVIDENDS FUND
                                                                              ---------------
Investment income:
 Dividends
  Unaffiliated issuers ....................................................    $ 65,376,939
  Non-controlled affiliated issuers (Note 7) ..............................         461,552
  Sweep Money Fund (Note 8) ...............................................       2,166,991
                                                                               ------------
        Total investment income ...........................................      68,005,482
                                                                               ------------
Expenses:
 Management fees (Note 3a) ................................................       8,006,313
 Distribution fees (Note 3c)
  Class A .................................................................       2,380,750
  Class B .................................................................       1,461,461
  Class C .................................................................       3,022,879
  Class R .................................................................         128,586
 Transfer agent fees (Note 3e) ............................................       2,731,205
 Accounting fees (Note 3b) ................................................          19,356
 Custodian fees (Note 4) ..................................................          25,902
 Reports to shareholders ..................................................         152,381
 Registration and filing fees .............................................          93,326
 Professional fees ........................................................          25,621
 Trustees' fees and expenses ..............................................          53,424
 Other ....................................................................          34,477
                                                                               ------------
       Total expenses .....................................................      18,135,679
       Expense reductions (Note 4) ........................................          (4,662)
                                                                               ------------
          Net expenses ....................................................      18,131,017
                                                                               ------------
            Net investment income .........................................      49,874,465
                                                                               ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ................................      38,579,581
 Net change in unrealized appreciation (depreciation) on investments ......      17,785,193
                                                                               ------------
Net realized and unrealized gain (loss) ...................................      56,364,774
                                                                               ------------
Net increase (decrease) in net assets resulting from operations ...........    $106,239,239
                                                                               ============


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 --------------------------------------
                                                                                     FRANKLIN RISING DIVIDENDS FUND
                                                                                 --------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                                  MARCH 31, 2007         YEAR ENDED
                                                                                   (UNAUDITED)       SEPTEMBER 30, 2006
                                                                                 --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................    $   49,874,465       $   26,243,693
  Net realized gain (loss) from investments ..................................        38,579,581           62,108,716
  Net change in unrealized appreciation (depreciation) on investments ........        17,785,193          317,933,383
                                                                                  -----------------------------------
        Net increase (decrease) in net assets resulting from operations ......       106,239,239          406,285,792
                                                                                  -----------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................       (45,722,289)         (15,942,155)
   Class B ...................................................................        (5,040,714)            (863,469)
   Class C ...................................................................       (10,660,187)          (1,718,117)
   Class R ...................................................................        (1,129,836)            (371,174)
Advisor Class ................................................................          (843,203)            (304,302)
Net realized gains:
   Class A ...................................................................       (59,639,692)          (8,228,244)
   Class B ...................................................................        (9,499,285)          (1,644,290)
   Class C ...................................................................       (19,228,084)          (2,949,410)
   Class R ...................................................................        (1,629,188)            (247,042)
   Advisor Class .............................................................        (1,009,669)            (125,622)
                                                                                  -----------------------------------
 Total distributions to shareholders .........................................      (154,402,147)         (32,393,825)
                                                                                  -----------------------------------
 Capital share transactions: (Note 2)
   Class A ...................................................................       273,429,603           21,505,352
   Class B ...................................................................        (1,904,995)         (46,122,272)
   Class C ...................................................................        54,248,584          (38,310,186)
   Class R ...................................................................         7,302,990           (4,851,957)
   Advisor Class .............................................................        17,930,138           26,827,149
                                                                                  -----------------------------------
 Total capital share transactions ............................................       351,006,320          (40,951,914)
                                                                                  -----------------------------------
Redemption fees ..............................................................             4,222                9,253
                                                                                  -----------------------------------
        Net increase (decrease) in net assets ................................       302,847,634          332,949,306
Net assets:
 Beginning of period .........................................................     2,673,540,403        2,340,591,097
                                                                                  -----------------------------------
 End of period ...............................................................    $2,976,388,037       $2,673,540,403
                                                                                  ===================================
Undistributed net investment income included in net assets:
 End of period ...............................................................    $    5,268,459       $   18,790,223
                                                                                  ===================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Managed Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


24 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 25

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                           -----------------------------------------------------------------
                                                 SIX MONTHS ENDED                       YEAR ENDED
                                                  MARCH 31, 2007                    SEPTEMBER 30, 2006
                                           -----------------------------------------------------------------
                                             SHARES            AMOUNT            SHARES            AMOUNT
                                           -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ........................       10,226,568     $ 372,968,227        12,072,890     $ 408,280,950
 Shares issued in reinvestment of
  distributions .....................        2,628,734        93,241,217           661,007        21,455,701
 Shares redeemed ....................       (5,305,523)     (192,779,841)      (12,258,151)     (408,231,299)
                                           -----------------------------------------------------------------
 Net increase (decrease) ............        7,549,779     $ 273,429,603           475,746     $  21,505,352
                                           =================================================================
CLASS B SHARES:
 Shares sold ........................          107,489     $   3,854,378           138,828     $   4,649,866
 Shares issued in reinvestment of
  distributions .....................          348,609        12,278,023            67,217         2,168,018
 Shares redeemed ....................         (500,967)      (18,037,396)       (1,603,388)      (52,940,156)
                                           -----------------------------------------------------------------
 Net increase (decrease) ............          (44,869)    $  (1,904,995)       (1,397,343)    $ (46,122,272)
                                           =================================================================
CLASS C SHARES:
 Shares sold ........................        1,905,784     $  68,610,609         2,455,404     $  82,023,933
 Shares issued in reinvestment of
  distributions .....................          733,057        25,752,283           124,527         4,009,065
 Shares redeemed ....................       (1,116,271)      (40,114,308)       (3,791,038)     (124,343,184)
                                           -----------------------------------------------------------------
 Net increase (decrease) ............        1,522,570     $  54,248,584        (1,211,107)    $ (38,310,186)
                                           =================================================================
CLASS R SHARES:
 Shares sold ........................          383,590     $  13,908,069           403,880     $  13,546,401
 Shares issued in reinvestment of
  distributions .....................           75,782         2,681,923            18,499           599,392
 Shares redeemed ....................         (256,908)       (9,287,002)         (569,737)      (18,997,750)
                                           -----------------------------------------------------------------
 Net increase (decrease) ............          202,464     $   7,302,990          (147,358)    $  (4,851,957)
                                           =================================================================
ADVISOR CLASS A:
 Shares sold ........................          493,398     $  17,718,579           936,777     $  30,533,051
 Shares issued in reinvestment of
  distributions .....................           52,298         1,850,833            13,268           429,728
 Shares redeemed ....................          (45,227)       (1,639,274)         (123,692)       (4,135,630)
                                           -----------------------------------------------------------------
 Net increase (decrease) ............          500,469     $  17,930,138           826,353     $  26,827,149
                                           =================================================================

a     For the period October 3, 2005 (effective date) to September 30, 2006.


26 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
-------------------------------------------------------------------------------------------------
Franklin Advisory Services, LLC (Advisory Services)                 Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
       0.750%              Up to and including $500 million
       0.625%              Over $500 million, up to and including $1 billion
       0.500%              In excess of $1 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund pays accounting fees to Advisory Services as noted in the Statement of Operations.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.


                                                          Semiannual Report | 27

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ................................................   0.25%
Class B ................................................   1.00%
Class C ................................................   1.00%
Class R ................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .........................   $922,861
Contingent deferred sales charges retained .............   $193,777

E. TRANSFER AGENT FEES

For the period ended March 31, 2007, the Fund paid transfer agent fees of $2,731,205, of which $1,291,653 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2007, custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .................................   $2,257,267,696
                                                        ==============

Unrealized appreciation .............................   $  771,925,074
Unrealized depreciation .............................      (50,533,859)
                                                        --------------
Net unrealized appreciation (depreciation) ..........   $  721,391,215
                                                        ==============


28 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2007, aggregated $330,447,872and $101,041,885, respectively.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the period ended March 31, 2007 were as shown below.

---------------------------------------------------------------------------------------------------------------------------
                         NUMBER OF                                  NUMBER OF
                        SHARES HELD                                SHARES HELD        VALUE                      REALIZED
                        AT BEGINNING      GROSS        GROSS         AT END          AT END       INVESTMENT     CAPITAL
NAME OF ISSUER            OF YEAR       ADDITIONS    REDUCTIONS     OF PERIOD       OF PERIOD       INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical
  Services Inc.          1,775,200           --           --        1,775,200      $82,422,536     $461,552           --
                                                                                   =====================================
  TOTAL AFFILIATED SECURITIES (2.77% of Net Assets)

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                          Semiannual Report | 29

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.


30 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

10. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 31

Franklin Managed Trust

SHAREHOLDER INFORMATION

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Rising Dividends Fund ("Fund"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the


32 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. In this respect, the Board, after making inquiries of management, received assurances that bonus composition was not unduly influenced by one-year or short-term performance but was based primarily on longer periods consistent with the interests of long-term shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry rankings given the Franklin Templeton website, and the firsthand experience of the individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the Fund's portfolio manager at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2006 and the previous ten years ended December 31, 2006, in comparison to a performance universe consisting of the Fund and all retail and institutional multi-cap value funds as selected by Lipper. The Lipper report showed the Fund's income return for 2006 placed it in the highest quintile of its performance universe, and on an annualized basis placed it in the highest quintile, second-highest quintile and upper half of such performance universe for the previous three-, five- and ten-year periods, respectively. The report showed the Fund's total return during 2006 was in the middle quintile of its performance universe, and on an


                                                          Semiannual Report | 33

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

annualized basis was in the lowest quintile for the previous three-year period, but was in the second-highest quintile of such performance universe in each of the preceding five- and ten-year periods. The Board was satisfied with the Fund's investment performance in comparison to its Lipper performance universe.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the Fund's contractual investment management fee rate was in the second least expensive quintile of its Lipper expense group, and the Fund's actual total expenses were in the least expensive quintile of such group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well


34 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.75% on the first $500 million of Fund net assets; 0.625% on the next $500 million of Fund net assets, and 0.50% on Fund net assets in excess of $1 billion. At December 31, 2006, the Fund's net assets, which had increased substantially during the year, were approximately $2.9 billion. In discussing the prospect of adding additional breakpoints, management expressed its view that the existing fee schedule reflected anticipated economies of scale and pointed out the Fund's favorable effective management fee and total expense comparisons within its Lipper expense group. Management also observed and the Board acknowledged the fact that the Fund had assets beyond the last breakpoint level did not mean that it no longer benefited from economies of scale since the growth of assets being charged at the lowest 0.50% fee level resulted in a lower overall management fee rate. While intending to monitor future growth and continue discussions with management on this topic, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.


                                                          Semiannual Report | 35

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


36 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama                             Michigan 7
Arizona                             Minnesota 7
California 8                        Missouri
Colorado                            New Jersey
Connecticut                         New York 8
Florida 8                           North Carolina
Georgia                             Ohio 7
Kentucky                            Oregon
Louisiana                           Pennsylvania
Maryland                            Tennessee
Massachusetts 7                     Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/07

                                               Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON        One Franklin Parkway
    INVESTMENTS           San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024-2938

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

158 S2007 05/07


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007